CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		Preferred Unitholders Capital	Limited Partner		Limited Partner Limited Partners’ Capital		Limited Partner (Deficit)		Limited Partner Ownership Changes	Limited Partner Accumulated Other Comprehensive Income		General Partner		General Partner Accumulated Other Comprehensive Income	Redeemable Partnership Units held by Brookfield		Redeemable Partnership Units held by Brookfield Accumulated Other Comprehensive Income	Non-Controlling Interest – BIPC Exchangeable Shares and Class A.2 Exchangeable Shares		Non-Controlling Interest –Exchangeable Units		Non-controlling interest— in operating subsidiaries		Non-controlling interest – Perpetual subordinated notes	Preferred Unitholders Capital	Limited Partners	Limited Partners Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2022		$ 25,554		$ 918	$ 5,372		$ 6,092		$ (2,657)		$ 1,456	$ 481	[1]	$ 27			$ 2,263			$ 1,289		$ 72	[2]	$ 15,320			$ 918
Perpetual subordinated notes, beginning balance at Dec. 31, 2022	[3]																									$ 293
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		1,448			102				102					265			42			21		2		1,016
Other comprehensive income		879			219							219	[1]	2			90			62		3	[2]	503
Comprehensive income		2,327			321				102			219	[1]	267			132			83		5	[2]	1,519
Unit of issuance	[3],[4]	763			12		12													751
Unit repurchases		(25)	[3]	0	(25)	[3]	(12)	[3]	(13)	[3]
Partnership distributions		(1,453)	[5]		(701)	[5]			(701)	[5]				(269)	[5]		(298)	[5]		(176)	[5]	(9)	[2],[5]					$ (701)
Partnership preferred distributions		(63)	[5]	(47)	(38)	[5]			(38)	[5]							(16)	[5]		(9)	[5]
Acquisition of subsidiaries	[4]	9,522																						9,522
Disposition of subsidiaries	[6]	(372)																						(372)
Subsidiary distributions to non-controlling interest		(2,247)																						(2,247)
Other items	[1],[3]	10			380		104		61		239	(24)		3			109			(405)		4	[2]	(81)
Ending balance at Dec. 31, 2023		34,016		918	5,321		6,196		(3,246)		1,695	676	[1]	28		$ 4	2,190		$ 277	1,533		72	[2]	23,661	[7]		918		$ 676
Perpetual subordinated notes, ending balance at Dec. 31, 2023	[3]																									293
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		1,683			57				57					294			23			16		1		1,292	[7]
Other comprehensive income		261			102							102	[8]	1		1	42		42	28		1		87	[7]				102
Comprehensive income		1,944			159				57			102	[8]	295			65			44		2		1,379	[7]
Unit of issuance	[9]	11			11		11													0
Unit repurchases				0
Partnership distributions		(1,576)	[10]		(748)	[10]			(748)	[10]				(296)	[10]		(312)	[10]		(212)	[10]	(8)	[10]					(748)
Partnership preferred distributions		(68)	[10]	(52)	(40)	[10]			(40)	[10]							(16)	[10]		(12)	[10]
Acquisition of subsidiaries	[11]	493																						493	[7]
Capital provided to non-controlling interest		(2,425)																						(2,425)	[7]
Subsidiary distributions to non-controlling interest		(1,924)																						(1,924)	[7]
Other items	[8],[9]	(618)			1		3		(5)		3						(1)			2		(4)		(616)	[7]
Ending balance at Dec. 31, 2024		29,853		918	4,704		6,210		(3,982)		1,698	778	[8]	27		5	1,926		319	1,355		62	[12]	20,568	[7],[13]		918		778
Perpetual subordinated notes, ending balance at Dec. 31, 2024		293																								293
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		2,532			449				449					322			188			128		4	[12]	1,441	[13]
Other comprehensive income		2,398			560							560	[14]	2		2	229		229	161		8	[12]	1,438	[13]				560
Comprehensive income		4,930			1,009				449			560	[14]	324			417			289		12	[12]	2,879	[13]
Unit of issuance	[15]	49			11		11													38
Unit repurchases		(58)	[15]	(189)	(58)	[15]	(25)	[15]	(33)	[15]
Partnership distributions		(1,681)	[16]		(793)	[16]			(793)	[16]				(324)	[16]		(328)	[16]		(228)	[16]	(8)	[12],[16]					$ (793)
Partnership preferred distributions		(62)	[16]	(46)	(34)	[16]			(34)	[16]							(16)	[16]		(12)	[16]
Acquisition of subsidiaries	[17]	6,432																						6,432	[13]
Capital provided to non-controlling interest		(1,322)																						(1,322)	[13]
Subsidiary distributions to non-controlling interest		(2,476)																						(2,476)	[13]
Preferred units redeemed		(189)		(189)
Other items	[14],[15]	64			50		3		160		14	(127)		(2)			18			(2)		(5)	[12]	5	[13]
Ending balance at Dec. 31, 2025		35,540		$ 729	$ 4,889		$ 6,199		$ (4,233)		$ 1,712	$ 1,211	[14]	$ 25		$ 7	$ 2,017		$ 500	$ 1,440		$ 61	[12]	$ 26,086	[13]		$ 729		$ 1,211
Perpetual subordinated notes, ending balance at Dec. 31, 2025		$ 293																								$ 293

[1]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[2]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business.
[3]	Refer to Note 28, Partnership Capital.
[4]	Refer to Note 7, Acquisition of Businesses
[5]	Refer to Note 30, Distributions.
[6]	Refer to Note 5, Disposition of Businesses.
[7]
(7)$1.7 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.

[8]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[9]	Refer to Note 28, Partnership Capital.
[10]	Refer to Note 30, Distributions.
[11]	Refer to Note 7, Acquisition of Businesses
[12]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[13]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[14]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[15]	Refer to Note 28, Partnership Capital.
[16]	Refer to Note 30, Distributions.
[17]	Refer to Note 7, Acquisition of Businesses.